Business Dispositions (Sale of Retirement Plans and Individual Life) (Details) (USD $)	12 Months Ended				12 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2012 Individual Life [Member]	Mar. 31, 2013 Subsequent Event [Member] Retirement [Member]	Jan. 02, 2013 Subsequent Event [Member] Individual Life [Member]	Jan. 02, 2013 Parent [Member] Subsequent Event [Member] Individual Life [Member]	Jan. 02, 2013 Prudential [Member] Subsequent Event [Member] Individual Life [Member]	Jul. 13, 2012 Philadelphia Financial Group, Inc. [Member] Hartford Life Private Placement LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ceding commission						$ 355,000,000	$ 615,000,000	$ 590,000,000
Net realized capital gain (loss) on disposal, net of tax										61,000,000
Policyholder liabilities						9,200,000,000	8,300,000,000
Separate accounts liabilities			65,148,000,000	[1],[2]		26,300,000,000	5,300,000,000
Invested assets transferred, carrying value						9,300,000,000	7,600,000,000
Assets supporting modified coinsurance agreement									1,400,000,000
Deferred policy acquisition costs						100,000,000	1,800,000,000
Other liabilities (includes variable interest entity liabilities of $111 and $477 )	9,927,000,000		9,535,000,000				1,900,000,000
Estimated reinsurance loss	$ 0	$ 0			$ 61,000,000

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[2]	AV includes the contract holder’s investment in the separate account and the general account.